Revenues - Disclosure of revenue by geographical markets (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE TOTAL	€ 73,743	€ 93,224
Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE TOTAL	15,374	6,683
Germany
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE TOTAL	9,977	2,197
United Kingdom
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE TOTAL	9,536	95,931
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE TOTAL	8,299	(31,442)
Nordics
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE TOTAL	6,176	2,535
Other Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE TOTAL	6,111	3,176
Austria
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE TOTAL	5,645	6,482
France
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE TOTAL	2,753	2,338
Rest of World
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE TOTAL	€ 9,872	€ 5,325